Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 24, 2012 Common Stock [Member]	Feb. 24, 2012 Class B Common Stock [Member]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	WSO
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	WATSCO INC
Entity Central Index Key	0000105016
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			28,359,924	4,660,931
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Public Float		$ 1,712,000,000